Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Revenues	$ 749,890	$ 673,803	$ 690,175
Cost of revenues	217,437	243,647	289,016
Gross profit	532,453	430,156	401,159
Operating expenses:
General and administrative	57,354	54,591	70,129
Operating profit/(loss)	73,371	(71,197)	(168,392)
Other income/(expense)	25,993	7,963	30,701
Interest income	7,369	6,103	16,036
Income /(loss) before income tax expense /(benefit)	96,699	(70,071)	(135,892)
Income tax expense /(benefit)	133,226	28,428	(14,586)
Net loss attributable to Sohu.com Limited	(86,112)	(149,336)	(160,082)
Other comprehensive income /(loss)	11,972	(13,069)	(37,339)
Comprehensive loss attributable to Sohu.com Limited	(81,274)	(149,704)	(166,074)
Sohu.com Limited [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
Operating expenses:
General and administrative	1,613	2,320	12,206
Operating profit/(loss)	(1,613)	(2,320)	(12,206)
Share of loss of subsidiaries and VIEs	(77,221)	(184,092)	(232,307)
Other income/(expense)	(1,083)	44,738	22
Interest income	12	225	5,865
Income /(loss) before income tax expense /(benefit)	(79,905)	(141,449)	(238,626)
Income tax expense /(benefit)	6,207	7,887	(78,544)
Net loss attributable to Sohu.com Limited	(86,112)	(149,336)	(160,082)
Other comprehensive income /(loss)	29,189	24,351	(13,494)
Comprehensive loss attributable to Sohu.com Limited	$ (56,923)	$ (124,985)	$ (173,576)